Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Short-term Debt [Line Items]
Total	¥ 8,440,850	¥ 16,543,222
Less unamortized discount	2,836	85
Other short-term borrowings—net	¥ 8,438,014	¥ 16,543,137
Weighted average interest rate on outstanding balance at end of fiscal year	2.83%	0.09%
Domestic offices:
Short-term Debt [Line Items]
Total	¥ 3,382,396	¥ 12,602,225
Domestic offices: | Commercial paper
Short-term Debt [Line Items]
Total	1,123,528	1,491,509
Domestic offices: | Borrowings from the Bank of Japan
Short-term Debt [Line Items]
Total	1,186,251	10,231,483
Domestic offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	95,785	68,384
Domestic offices: | Other
Short-term Debt [Line Items]
Total	976,832	810,849
Foreign offices:
Short-term Debt [Line Items]
Total	5,058,454	3,940,997
Other short-term borrowings—net	5,058,454	3,940,997
Foreign offices: | Commercial paper
Short-term Debt [Line Items]
Total	4,771,323	3,776,737
Foreign offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	160,292	82,914
Foreign offices: | Short-term debentures
Short-term Debt [Line Items]
Total	21,338	22,059
Foreign offices: | Other
Short-term Debt [Line Items]
Total	¥ 105,501	¥ 59,287